Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: October 9, 2025

Payment Date	10/15/2025
Collection Period Start	9/1/2025
Collection Period End	9/30/2025
Interest Period Start	9/15/2025
Interest Period End	10/14/2025

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Mar-24
Class A-2 Notes	$—	$—	$—	—	May-26
Class A-3 Notes	$254,262,347.30	$23,009,242.83	$231,253,104.47	0.486849	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$393,642,347.30	$23,009,242.83	$370,633,104.47

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$431,471,993.55	$406,266,594.62	0.271616
YSOC Amount	$34,438,444.87	$32,242,288.77
Adjusted Pool Balance	$397,033,548.68	$374,024,305.85
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.90000%	ACT/360	$—
Class A-2 Notes	$—	5.20000%	30/360	$—
Class A-3 Notes	$254,262,347.30	4.87000%	30/360	$1,031,881.36
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$393,642,347.30			$1,612,892.36

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$431,471,993.55	$406,266,594.62
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$397,033,548.68	$374,024,305.85
Number of Receivables Outstanding	34,879	34,003
Weighted Average Contract Rate	3.95%	3.96%
Weighted Average Remaining Term (months)	29.9	29.0

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,445,897.78
Principal Collections	$24,899,575.34
Liquidation Proceeds	$139,242.39
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$26,484,715.51
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$26,484,715.51

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$359,559.99	$359,559.99	$—	$—	$26,125,155.52
Interest - Class A-1 Notes	$—	$—	$—	$—	$26,125,155.52
Interest - Class A-2 Notes	$—	$—	$—	$—	$26,125,155.52
Interest - Class A-3 Notes	$1,031,881.36	$1,031,881.36	$—	$—	$25,093,274.16
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$24,701,764.16
First Allocation of Principal	$—	$—	$—	$—	$24,701,764.16
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$24,644,473.16
Second Allocation of Principal	$—	$—	$—	$—	$24,644,473.16
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$24,583,905.16
Third Allocation of Principal	$6,058,041.45	$6,058,041.45	$—	$—	$18,525,863.71
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$18,454,221.71
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$4,894,221.71
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,894,221.71
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$1,503,020.33
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,503,020.33
Remaining Funds to Certificates	$1,503,020.33	$1,503,020.33	$—	$—	$—
Total	$26,484,715.51	$26,484,715.51	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$34,438,444.87
Increase/(Decrease)	$(2,196,156.10)
Ending YSOC Amount	$32,242,288.77

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$397,033,548.68	$374,024,305.85
Note Balance	$393,642,347.30	$370,633,104.47
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.08%	26	$305,823.59
Liquidation Proceeds of Defaulted Receivables[2]	0.03%	160	$139,242.39
Monthly Net Losses (Liquidation Proceeds)			$166,581.20
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.06)%
Second Preceding Collection Period			0.05%
Preceding Collection Period			0.10%
Current Collection Period			0.48%
Four-Month Average Net Loss Ratio			0.14%
Cumulative Net Losses for All Periods			$4,578,714.72
Cumulative Net Loss Ratio			0.31%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.39%	97	$1,589,079.13
60-89 Days Delinquent	0.15%	35	$620,480.79
90-119 Days Delinquent	0.07%	14	$289,853.63
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.62%	146	$2,499,413.55

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		10	$202,336.07
Total Repossessed Inventory		12	$227,358.42

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		49	$910,334.42
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.23%
Second Preceding Collection Period			0.24%
Preceding Collection Period			0.26%
Current Collection Period			0.22%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of September 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.48	0.12%	35	0.10%